Employee benefits (Tables)	12 Months Ended
Dec. 31, 2013
Front-End [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule Of The Funded Status Of The Plan
The funded status of the plan and the amounts not yet recognized in the Consolidated Statement of Operations and the amounts recognized in the Consolidated Balance Sheet are as follows:

	December 31,
	2012	2013
Defined benefit obligations	(8,357)	(7,604)
Fair value of plan assets	4,794	5,189
Funded status/(deficit)	(3,563)	(2,415)

Schedule Of Changes In Defined Benefit Obligations And Fair Value Of Plan Assets
The changes in defined benefit obligations and fair value of plan assets are as follows:

	December 31,
	2012	2013
Defined benefit obligations
Balance January 1	9,485	8,357
Current service cost	731	529
Interest on obligation	121	113
Actuarial losses (gains)	(436)	660
Benefits paid	(423)	(128)
Foreign currency translation effect	(1,121)	(1,927)
Balance December 31	8,357	7,604

Fair value of plan assets
Balance January 1	4,090	4,794
Expected return on plan assets	144	142
Actuarial (losses) gains	52	359
Company contribution	1,544	1,233
Benefits paid	(423)	(128)
Foreign currency translation effect	(613)	(1,211)
Balance December 31	4,794	5,189

Schedule Of Net Periodic Benefit Cost
The net periodic benefit cost consists of the following:

	December 31,
	2011	2012	2013
Current service cost	664	731	529
Interest on obligation	107	121	113
Expected return on plan assets	(103)	(144)	(142)
Amortization deferred actuarial loss	6	46	—
Amortization of past service cost	(12)	(55)	(44)
Net periodic pension benefit cost	662	699	456

Schedule Of Actuarial Present Value Of Benefit Obligations And Net Periodic Benefit Cost
The assumptions in calculating the actuarial present value of benefit obligations and net periodic benefit cost are as follows:

	December 31,
	2011	2012	2013
Discount rate for obligations	1.25%	1.55%	1.50%
Expected return on plan assets	3.00%	3.00%	3.00%
Expected rate of compensation increase	2.93%	2.93%	2.93%

Schedule Of Allocation Of Plan Assets	The allocation of plan assets is as follows:

	December 31,
	2012		2013
Equity	1,087	23%	1,351	26%
Bonds	2,957	62%	3,019	59%
Loans	463	10%	453	9%
Real estate	72	2%	89	2%
Other	215	4%	215	4%
	4,794	100%	5,127	100%

Back-End [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule Of The Funded Status Of The Plan
In the case of unfunded plans, the recognized pension liability is equal to the DBO adjusted by unrecognized past service cost. In the case of funded plans, the fair value of the plan assets is offset against the benefit obligations. The net amount, after adjusting for the effects of unrecognized past service cost, is recognized as a pension liability or prepaid pension asset.

	December 31,
	2012	2013
Defined benefit obligations	(33,987)	—
Fair value of plan assets	27,035	—
Funded status/(deficit)	(6,952)	—

Schedule Of Changes In Defined Benefit Obligations And Fair Value Of Plan Assets
The changes in defined benefit obligations and fair value of plan assets are as follows:

	December 31,
	2012	2013
Defined benefit obligations
Balance January 1	22,303	33,987
Deconsolidation of ASMPT	—	(34,691)
Current service cost	1,691	472
Interest on obligation	1,095	262
Past service costs	104	—
Actuarial losses (gain)	8,532	—
Benefits paid	(55)	(30)
Transfers	85	—
Contribution participants	222	—
Foreign currency translation effect	10	—
Balance December 31	33,987	—
Fair value of plan assets
Balance January 1	21,364	27,035
Deconsolidation ASMPT	—	(27,820)
Expected return	853	423
Actuarial (losses) gains	2,981	—
Contribution participants	222	—
Contribution employer	1,615	362
Balance December 31	27,035	—

Schedule Of Actuarial Present Value Of Benefit Obligations And Net Periodic Benefit Cost
The assumptions in calculating the actuarial present value of benefit obligations and net periodic benefit cost are as follows:

	December 31,
	2012	2013
Discount rate for obligations	3.50%	—%
Expected return on plan assets	3.50%	—%
Expected rate of compensation increase	2.25%	—%

Schedule Of Allocation Of Plan Assets	The allocation of plan assets is as follows:

	December 31,
	2012		2013
Equity	5,677	21%	—	—%
Fixed income and corporate bonds	20,817	77%	—	—%
Cash and other assets	541	2%	—	—%
	27,035	100%	—	—%

Other Post-Employment Benefit Plans ASMPT [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Changes In Defined Benefit Obligations And Fair Value Of Plan Assets
The reconciliation of the changes in the benefit obligation for the other post-employment benefits is as follows:

	December 31,
	2012	2013
Defined benefit obligations
Balance January 1	1,414	1,634
Current service cost	45	12
Interest on obligation	69	12
Actuarial losses / (gains)	372	—
Benefits paid	(181)	(12)
Deconsolidation ASMPT	—	(1,646)
Transfers	(85)	—
Balance December 31	1,634	—

Schedule Of Net Periodic Benefit Cost
The components of the principal pension benefit plans and the other post-employment benefit plans recognized in the consolidated statement of operations in respect of these defined benefit plans and other post-employment benefits are as follows:

	December 31, 2012			December 31, 2013
	Principal defined benefit plans	Other post- employment benefit plans	Total	Principal defined benefit plans	Other post- employment benefit plans	Total
Current service cost	(1,691)	(45)	(1,736)	(472)	(12)	(484)
Interest on obligation	(1,095)	(69)	(1,164)	(262)	(12)	(274)
Past service cost	(104)	—	(104)	—	—	—
Expected return on plan assets	853	—	853	—	—	—
Net periodic pension benefit cost	(2,037)	(114)	(2,151)	(734)	(24)	(758)

Other Retirement Benefit Obligations ASMPT [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Expected To Pay Benefits For Subsequent Years	The Company expects to pay benefits for years subsequent to December 31, 2013 as follows:

Front-end segment
2014	209
2015	313
2016	337
2017	493
2018	629
Aggregate for the years 2019-2023	2,796
Total	4,777

Schedule Of Retirement Plan Costs
Retirement plan costs for ASMI consolidated consist of the following:

	December 31,
	2011	2012	2013
Defined contribution plans	15,990	16,952	5,277
Multi-employer plans	1,111	1,420	1,274
Defined benefit plans	1,844	2,779	988
Total retirement plan costs	18,945	21,151	7,539

Employee Stock Option Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Changes in Options Outstanding
The following is a summary of changes in options outstanding:

	US dollar-plans		Euro-plans
	Number of options	Weighted average exercise price in US$	Number of options	Weighted average exercise price in €
Balance January 1, 2011	686,060	20.40	759,463	15.74
Options granted	—	—	687,114	22.33
Options forfeited	(1,080)	16.65	—	—
Options exercised	(169,870)	19.10	(126,620)	14.82
Balance December 31, 2011	515,110	20.83	1,319,957	19.08
Options granted	—	—	708,891	27.04
Options forfeited	(29,400)	20.63	(44,500)	15.49
Options exercised	(85,310)	20.42	(59,660)	15.08
Balance December 31, 2012	400,400	20.94	1,924,688	22.22
Options forfeited	(1,220)	13.65	(25,050)	24.72
Options exercised	(52,670)	15.97	(23,550)	15.91
Balance July 25, 2013	346,510	21.72	1,876,088	22.26
Adjustment following capital distribution	62,145	18.42	336,446	18.88
Options granted	—	—	776,450	23.73
Options forfeited	(2,830)	9.06	(39,271)	20.93
Options exercised	(17,675)	12.66	(29,361)	10.70
Balance December 31, 2013	388,150	18.75	2,920,352	20.22

Schedule Of Options Outstanding And Options Exercisable Classified By Range Of Exercise Prices
On December 31, 2013 options outstanding and options exercisable classified by range of exercise prices are:

	Options outstanding			Options exercisable
Range of exercise prices	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price	Number exercisable	Weighted average exercise price
In US$		In years	In US$		In US$
1.00-10.00	65,313	5.1	6.75	46,443	6.90
10.00-15.00	30,265	3.6	11.57	21,513	11.83
15.00-20.00	128,057	2.2	18.88	88,194	18.67
20.00-25.00	114,985	4.4	22.59	114,985	22.59
25.00-30.00	49,530	3.0	29.69	29,719	29.69
US$1.00-30.00	388,150	3.5	18.75	300,853	18.95
In €		In years	In €		In €
1.00-10.00	2,715	0.3	8.32	803	8.62
10.00-15.00	445,993	2.7	12.20	390,318	12.11
15.00-20.00	854,171	4.5	18.61	112,016	16.51
20.00-25.00	1,617,473	6.4	21.57	20,875	22.47
€1.00-25.00	2,920,352	5.3	19.26	524,012	13.46

Schedule Of Black-Scholes Weighted Average Assumptions
The cost relating to employee stock options is measured at fair value on the grant date. The fair value was determined using the Black-Scholes option valuation model with the following weighted average assumptions:

	December 31,
	2011	2012	2013
Expected life (years)	7	7	7
Risk free interest rate	3.51%	3.28%	2.93%
Dividend yield	0.32%	0.64%	0.90%
Expected volatility	40.90%	41.98%	41.52%